SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Property and Equipment-

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the assets per the following table. Expenditures for additions and improvements are capitalized while repairs and maintenance are expensed as incurred.

Category	Depreciation Term
Leasehold improvements	20 years
Computer and office equipment	3 - 5 years
Equipment and tools	5 - 10 years
Vehicles	5 years